Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Lessee, Lease, Description [Line Items]
Leases

Note 21: Leases

The Company leases real estate in the form of corporate office space and operating facilities. The Company additionally leases certain machinery in the form of office equipment. Generally, the term for real estate leases ranges from one to eight years at inception of the contract. Generally, the term for equipment leases is one to three years at inception of the contract. Some real estate leases include one to two options to renew that can extend the original term by five to ten years.

The Company entered one new operating lease in the six months ended June 30, 2022. On June 9, 2022, the company entered into the first amendment to the lease agreement for its lease in Henderson NV. This lease amendment will expand the premises to includes three other suites in the same building and extend the term of the lease for 94 months commencing on October 1, 2022, after the original lease matured on September 30, 2022. As a result of the lease modification, ROU Asset and lease liabilities increased $3.1 million.

Operating lease costs are included within operating expenses on the condensed consolidated statements of operations. The Company does not have any finance leases, short-term lease costs, nor any sublease income.

	Successor	Predecessor
	Three Months Ended	Three Months Ended
	June 30, 2022	June 30, 2021
Lease costs	$735,039	$563,651

	Successor	Predecessor
	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
Lease costs	$1,473,710	$1,051,963

Lease terms and discount rates consisted of the following at each of the periods presented below:

	Successor	Predecessor
	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
Weighted average remaining lease term (years)	4.91	3.31
Weighted average discount rate	11.2%	10.4%

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating and finance lease liabilities recognized on the condensed consolidated balance sheets as of the dates presented.

June 30, 2022
July 1, 2022 to December 31, 2022	$419,351
2023	2,117,494
2024	2,716,584
2025	2,366,864
2026	1,762,184
Thereafter	3,973,507
Total Payments	13,355,984
Less: Interest	(2,447,475)
Present Value of Lease Liabilities	$10,908,509

The current portions of ROU liabilities of $332,756 and $2,087,235 are included in Accounts Payable and Accrued Expenses in the Company’s condensed consolidated balance sheets as of June 30, 2022 and December 31, 2021, respectively.

Note 22: Leases

The Company leases real estate in the form of corporate office space and operating facilities. The Company additionally leases certain machinery in the form of office equipment. Generally, the term for real estate leases ranges from one to eight years at inception of the contract. Generally, the term for equipment leases is one to three years at inception of the contract. Some real estate leases include one to two options to renew that can extend the original term by five to ten years.

Operating lease costs are included within operating expenses on the consolidated statements of operations. The Company does not have any finance leases, short-term lease costs nor any sublease income.

	Successor	Predecessor
	December 3, 2021	January 1, 2021
	through December 31,	through December 2,
	2021	2021	2020	2019
Operating Lease Costs	$262,395	$2,294,555	$2,018,210	$1,592,665

Lease terms and discount rates consisted of the following at each of the periods presented below:

	Successor	Predecessor
	December 31,	December 31,
Year Ending December 31,	2021*	2020*
Weighted Average Remaining Lease Term (Years)	5.01	3.74
Weighted Average Discount Rate	11.1%	10.3%

*All Leases are Operating

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liability recognized on the consolidated balance sheets as of the dates presented.

Successor
December 31,
Year Ending December 31,	2021
2022	$2,882,304
2023	2,017,479
2024	1,804,823
2025	1,521,074
2026	976,170
Thereafter	1,927,098
Total Payments for Operating Leases	11,128,948
Less: Interest	(2,744,830)
Present Value of Operating Lease Liabilities	$8,384,118

The current portions of ROU liabilities of $2,087,235 and $2,174,095 are included in Accounts Payable and Accrued Expenses in the Company’s consolidated balance sheets as of December 31, 2021 and December 31, 2020, respectively.

Supplemental cash flows and other information related to leases for each of the periods ending December 31:

	Successor	Predecessor
	December 3, 2021	January 1, 2021
	through December 31,	through December 2,
	2021	2021	2020
New Assets Obtained in Exchange for Operating Lease Liabilities	$314,242	$4,073,448	$882,029
Operating Cash Flows Paid for Operating Leases	255,403	2,255,905	1,843,281